Securities Act File No. 333-131820

ICA No. 811- 21853

As filed with the Securities and Exchange Commission on May 6, 2014

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933   [   ]

 Pre-Effective Amendment No.    ____ [   ]

 Post-Effective Amendment No.   _ 124 [X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  [   ]

Amendment No.                             125 [X]

(Check Appropriate Box or Boxes)

Northern Lights Variable Trust

(Exact Name of Registrant as Specified in Charter)

17605 Wright Street

Omaha, NE 68130

Attention:  Andrew Rogers

 (Address of Principal Executive Offices)(Zip Code)

(631) 470-2600

 (Registrant's Telephone Number, Including Area Code)

The Corporation Trust Company

Corporate Trust Center

1209 Orange Street

Wilmington, DE 19801

(Name and Address of Agent for Service)

With copies to:

JoAnn M. Strasser, Esq. Thompson Hine LLP 41 South High Street, Suite 1700 Columbus, Ohio 43215 614-469-3265 (phone) 513-241-4771 (fax)	James P. Ash, Esq. Gemini Fund Services, LLC 80 Arkay Drive, Suite 110. Hauppauge, New York 11788 (631) 470-2619 (phone) (631) 813-2884 (fax)

  Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective (check appropriate box):

(X)

immediately upon filing pursuant to paragraph (b).

( )

on (date) pursuant to paragraph (b).

(  )

60 days after filing pursuant to paragraph (a)(1).

( )

on (date) pursuant to paragraph (a)(1).

(  )

75 days after filing pursuant to paragraph (a)(2).

( )

on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate check the following box:

( )

this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing relates solely to the Power Income VIT Fund, a series of the Trust.

Signatures

Pursuant to the requirements of the Securities Act of 1933, as amended, and Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 124 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized in the City of Hauppauge, State of New York on this 6th day of May, 2014.

                                                                NORTHERN LIGHTS VARIABLE TRUST

                                      (Registrant)

/s/ Andrew Rogers

By: Andrew Rogers, President

Principal Executive Officer and Trustee

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

John V. Palancia* John V. Palancia	Trustee	May 6, 2014
Gary Lanzen* Gary Lanzen	Trustee	May 6, 2014
Anthony Hertl* Anthony Hertl	Trustee	May 6, 2014
Mark Taylor* Mark Taylor	Trustee	May 6, 2014
Mark D, Gersten* Mark D. Gersten	Trustee	May 6, 2014
Mark Garbin* Mark Garbin	Trustee	May 6, 2014
/s/ Andrew Rogers* Andrew Rogers	President, Principal Executive Officer and Trustee	May 6, 2014
/s/ Kevin Wolf* Kevin Wolf	Treasurer and Principal Accounting Officer	May 6, 2014

By:                                     Date:

/s/ James Ash

May 6, 2014

James Ash

*Attorney-in-Fact-Pursuant to Powers of Attorney previously filed on April 7, 2011 to the Registrant’s Registration Statement in Post-Effective Amendment No. 32, and hereby incorporated by reference.

EXHIBIT INDEX

Index No.	Description of Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase